Share-based Payment - Number and Weighted Average Exercise Prices ("WAEP") of, and Movements in Share Options (Detail)	12 Months Ended
	Dec. 31, 2022 shares Associate $ / shares	Dec. 31, 2021 shares Associate $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Outstanding at January 1 | shares	270,000	470,000
Cancelled during the year | Associate	0	(200,000)
Number of share options outstanding | shares	270,000	270,000
Number of share options exercisable | shares	270,000	270,000
Beginning balance	$ 21.11	$ 21.11
Cancelled during the year	21.11	21.11
WAEP outstanding	21.11	21.11
WAEP exercisable	$ 21.11	$ 21.11